Accounting policies	6 Months Ended
Jun. 30, 2018
Accounting policies
Accounting policies

1) Accounting policies

The consolidated financial statements are prepared in accordance with International Financial Reporting Standards (IFRS) as adopted by the European Union and IFRS as published by the International Accounting Standards Board (IASB).

The interim consolidated financial statements of TOTAL S.A. and its subsidiaries (the Group) as of June 30, 2018, are presented in U.S. dollars and have been prepared in accordance with International Accounting Standard (IAS) 34 “Interim Financial Reporting”.

The accounting principles applied for the consolidated financial statements at June 30, 2018, are consistent with those used for the financial statements at December 31, 2017, with the exception of those texts or amendments that must be applied for periods beginning January 1, 2018.

- First-time application of IFRS 15 "Revenue from Contracts with Customers"

The Group applied IFRS 15 as of January 1, 2018, without restating comparative information from past periods. The cumulative effect of the first application of the standard, recognized in equity as at January 1, 2018, is non-material. The new standard does not lead to any material change in the accounting principles applied by the Group.

- First time application of IFRS 9 "Financial Instruments"

The Group applied IFRS 9 as of January 1, 2018 without restating comparative information from past periods. The impacts related to the first application of the standard, recognized in opening equity at January 1, 2018, are not material.

This standard has three components: classification and measurement of financial instruments, impairment of financial assets, and hedging transactions except macro hedging

The main changes induced by each component are the following:

1. The application of the "Classification and valuation of financial instruments" component led the Group to create a new non-recyclable component in its comprehensive income to record, from January 1, 2018, changes in the fair value of "Investments in equity instruments at the fair value through equity" previously classified as "Available-for-sale financial assets "under IAS 39.

2. The application of the "Impairment of financial assets" component has no significant impact for the Group on January 1, 2018.

3. The application of the "Hedging transactions" component led the Group to recognize in a separate component of the comprehensive income the changes in the Foreign Currency Basis Spread identified in the hedging relationships qualifying as a fair value hedge.

The application of the provisions of IFRS 9 "Financial Instruments" has no significant effect on the Group's balance sheet, income statement and consolidated equity as of June 30, 2018.

The preparation of financial statements in accordance with IFRS for the closing as of June 30, 2018, requires the executive management to make estimates, assumptions and judgments that affect the information reported in the Consolidated Financial Statements and the Notes thereto.

These estimates, assumptions and judgments are based on historical experience and other factors believed to be reasonable at the date of preparation of the financial statements. They are reviewed on an on-going basis by management and therefore could be revised as circumstances change or as a result of new information.

Different estimates, assumptions and judgments could significantly affect the information reported, and actual results may differ from the amounts included in the Consolidated Financial Statements and the Notes thereto.

The main estimates, judgments and assumptions relate to the estimation of hydrocarbon reserves in application of the successful efforts method for the oil and gas activities, the impairment of assets, the employee benefits, the asset retirement obligations and the income taxes. These estimates and assumptions are described in the Notes to the Consolidated Financial Statements as of December 31, 2017.

Furthermore, when the accounting treatment of a specific transaction is not addressed by any accounting standard or interpretation, the management applies its judgment to define and apply accounting policies that provide information consistent with the general IFRS concepts: faithful representation, relevance and materiality.

As regards the application of IFRS 16 "Leases" on January 1, 2019, the Group intends to:

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apply the simplified retrospective transition method, by accounting for the cumulative effect of the initial application of the standard at the date of first application, without restating the comparative periods

-	use the following simplification measures provided by the standard in the transitional provisions:
o	not apply the standard to contracts that the Group had not previously identified as containing a lease under IAS 17 and IFRIC 4,
o	not take into account leases whose term ends within 12 months of the date of first application
-	recognize each lease component of the lease as a separate lease, apart from non-lease components (services) of the lease.